UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

 (Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2017

Date of reporting period: 08/31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCK - 80.44%	Shares	Fair Value

Airlines - 4.19%
Delta Air Lines, Inc. (b)	2,500	$117,975
JetBlue Airways Corp. (a) (b)	3,200	63,392
Southwest Airlines Co. (b)	1,000	52,140
		233,507
Apparel - 1.42%
NIKE, Inc. - Class B (b)	1,500	79,215

Auto Manufacturers - 2.39%
General Motors Co. (b)	3,650	133,371

Banks - 12.30%
Bank of New York Mellon Corp. (b)	2,000	104,560
BankUnited, Inc. (b)	3,000	99,840
Deutsche Bank AG - Ordinary Shares - Germany	4,000	63,960
Goldman Sachs Group, Inc. (b)	400	89,496
KeyCorp (b)	4,200	72,282
Northern Trust Corp. (b)	1,900	168,150
Zions Bancorporation (b)	2,000	87,320
		685,608
Biotechnology - 8.52%
Amgen, Inc. (b)	700	124,439
Celgene Corp. (a) (b)	1,500	208,395
Gilead Sciences, Inc.	1,700	142,307
		475,141
Building Materials - 0.80%
Summit Materials, Inc. - Class A (a) (b)	1,517	44,812

Chemicals - 0.39%
Potash Corp. of Saskatchewan, Inc. - Canada (b)	1,250	21,738

Computers - 1.77%
VeriFone Systems, Inc. (a) (b)	5,000	98,850

Cosmetics & Personal Care - 1.11%
elf Beauty, Inc. (a) (b)	3,000	62,070

Diversified Financial Services - 6.12%
American Express Co. (b)	2,250	193,725
CBOE Holdings, Inc.	1,000	100,890
Waddell & Reed Financial, Inc. - Class A	2,500	46,525
		341,140

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCK - 80.44% (continued)	Shares	Fair Value

Media - 2.72%
Walt Disney Co. (b)	1,500	$151,800

Mining - 1.94%
Wheaton Precious Metals Corp. - Canada (b)	5,200	108,056

Miscellaneous Manufacturing - 1.76%
General Electric Co.	4,000	98,200

Oil & Gas - 4.78%
BP PLC - ADR - Britain (b)	4,000	138,920
EOG Resources, Inc. (b)	1,500	127,485
		266,405
Oil & Gas Services - 1.83%
Baker Hughes a GE Co.	3,000	101,700

Pharmaceuticals - 3.36%
Bristol-Myers Squibb Co.	3,100	187,488

Retail - 11.63%
Costco Wholesale Corp. (b)	1,200	188,088
Lowe's Cos., Inc. (b)	1,200	88,668
Shake Shack, Inc. - Class A (a) (b)	3,900	120,588
TJX Cos., Inc. (b)	1,500	108,450
Williams-Sonoma, Inc. (b)	3,100	142,600
		648,394
Semiconductors - 4.42%
CEVA, Inc. (a) (b)	500	20,275
NVIDIA Corp.	50	8,472
NXP Semiconductors NV - Netherlands (a)	1,000	112,960
QUALCOMM, Inc. (b)	2,000	104,540
		246,247
Software - 3.25%
BroadSoft, Inc. (a) (b)	1,200	59,460
Electronic Arts, Inc. (a) (b)	1,000	121,500
		180,960
Telecommunications - 4.09%
AT&T, Inc.	3,500	131,110
Finisar Corp. (a) (b)	4,000	96,600
		227,710
Pharmaceuticals - 1.65%
XPO Logistics, Inc. (a) (b)	1,500	91,800

TOTAL COMMON STOCK (Cost $4,398,881)		4,484,212

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 16.44%
Federated Government Obligations Fund - Class I, 0.88% (c)	916,717	$916,717
TOTAL SHORT-TERM INVESTMENTS (Cost $916.717)		916,717

TOTAL INVESTMENTS (Cost $5,315,598) – 96.88%		$5,400,929

OPTIONS WRITTEN (Proceeds $148,561) - (2.07%) (d)		(115,699)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.19%		289,519

NET ASSETS - 100%		$5,574,749

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at August 31, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options and Schedule of Written Options for details.
ADR - American Depositary Receipt.
NV - Naamloze Vennootschap (Dutch: Limited Liability Company).

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2017 (Unaudited)

OPTIONS WRITTEN - (2.07)%

CALL OPTIONS WRITTEN - (1.19)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

American Express Co.	15	$131,250	$87.50	10/20/2017	$2,145
American Express Co.	7	63,000	$90.00	10/20/2017	490
Amgen,, Inc..	4	74,000	$185.00	1/19/2018	2,200
Bank of New York Mellon Corp.	10	55,000	$55.00	9/15/2017	85
BankUnited, Inc.	10	40,000	$40.00	11/17/2017	100
BP PLC - ADR - Britain	19	68,400	$36.00	10/20/2017	475
BP PLC - ADR - Britain	20	74,000	$37.00	10/20/2017	140
BroadSoft, Inc.	12	54,000	$45.00	11/17/2017	7,380
Celgene Corp.	5	65,000	$130.00	10/20/2017	5,350
Celgene Corp.	10	135,000	$135.00	10/20/2017	7,000
CEVA, Inc.	5	22,500	$45.00	9/15/2017	162
Costco Wholesale Corp.	9	155,700	$173.00	10/20/2017	351
Delta Air Lines, Inc.	10	50,000	$50.00	10/20/2017	840
Electronic Arts, Inc.	10	120,000	$120.00	10/20/2017	5,240
elf Beauty, Inc.	15	45,000	$30.00	11/17/2017	150
EOG Resources, Inc.	7	64,750	$92.50	10/20/2017	364
Finisar Corp.	30	93,000	$31.00	12/15/2017	2,775
General Motors Co.	15	52,500	$35.00	9/15/2017	2,370
General Motors Co.	20	74,000	$37.00	1/19/2018	3,000
Goldman Sachs Group, Inc.	2	46,000	$230.00	10/20/2017	952
Goldman Sachs Group, Inc.	2	49,000	$245.00	10/20/2017	206
JetBlue Airways Corp.	10	21,000	$21.00	9/15/2017	75
JetBlue Airways Corp.	12	27,600	$23.00	12/15/2017	336
JetBlue Airways Corp.	10	23,000	$23.00	1/19/2018	440
KeyCorp	15	27,000	$18.00	12/15/2017	810
KeyCorp	10	22,000	$22.00	1/19/2018	60
Lowe's Cos., Inc.	6	49,500	$82.50	9/15/2017	24
Lowe's Cos., Inc.	6	51,000	$85.00	10/20/2017	36
NIKE, Inc. - Class B	9	51,750	$57.50	10/20/2017	387
NIKE, Inc. - Class B	6	36,000	$60.00	10/20/2017	108
Northern Trust Corp.	9	81,000	$90.00	10/20/2017	1,890
Northern Trust Corp.	10	95,000	$95.00	10/20/2017	450
Potash Corp. of Saskatchewan, Inc. - Canada	10	17,000	$17.00	12/15/2017	1,140
QUALCOMM, Inc.	20	135,000	$67.50	1/18/2019	2,700
Shake Shack, Inc. - Class A	14	52,500	$37.50	12/15/2017	490
Shake Shack, Inc. - Class A	10	40,000	$40.00	12/15/2017	175
Shake Shack, Inc. - Class A	6	25,500	$42.50	12/15/2017	90
Southwest Airlines Co.	10	55,000	$55.00	1/19/2018	2,350
Summit Materials, Inc. - Class A	15	45,000	$30.00	11/17/2017	2,550
TJX Cos., Inc.	5	38,750	$77.50	10/20/2017	165
VeriFone Systems, Inc.	10	19,000	$19.00	10/20/2017	1,450
VeriFone Systems, Inc.	20	42,000	$21.00	9/15/2017	740
VeriFone Systems, Inc.	20	46,000	$23.00	1/19/2018	900
Walt Disney Co.	7	73,500	$105.00	10/20/2017	693
Walt Disney Co.	2	22,000	$110.00	9/15/2017	20
Walt Disney Co.	4	46,000	$115.00	12/15/2017	200

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2017 (Unaudited)

OPTIONS WRITTEN - (2.08)% (continued)

CALL OPTIONS WRITTEN - (1.19)% (continued)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

Walt Disney Co.	2	$23,000	$115.00	1/19/2018	$138
Wheaton Precious Metals Corp. - Canada	10	21,000	$21.00	12/15/2017	1,290
Wheaton Precious Metals Corp. - Canada	2	4,600	$23.00	9/15/2017	4
Wheaton Precious Metals Corp. - Canada	20	52,000	$26.00	9/15/2017	40
Wheaton Precious Metals Corp. - Canada	10	30,000	$30.00	1/19/2018	105
Williams-Sonoma, Inc.	10	47,500	$47.50	9/15/2017	450
Williams-Sonoma, Inc.	5	27,500	$55.00	1/19/2018	313
Williams-Sonoma, Inc.	6	36,000	$60.00	11/17/2017	90
Williams-Sonoma, Inc.	10	60,000	$60.00	1/19/2018	225
XPO Logistics, Inc.	5	30,000	$60.00	9/15/2017	950
XPO Logistics, Inc.	10	65,000	$65.00	11/17/2017	2,500
Zions Bancorporation	20	96,000	$48.00	10/20/2017	490
TOTAL CALL OPTIONS WRITTEN (Proceeds $102,266)					66,649

PUT OPTIONS WRITTEN - (0.88)%
EOG Resources, Inc.	10	95,000	$95.00	1/19/2018	11,760
Finisar Corp.	15	34,500	$23.00	9/15/2017	1,605
General Motors Co.	15	34,500	$23.00	1/18/2019	1,065
Gilead Sciences, Inc.	5	40,000	$80.00	1/19/2018	1,775
Lowe's Cos., Inc.	10	75,000	$75.00	9/15/2017	1,600
TJX Cos., Inc.	7	56,000	$80.00	10/20/2017	5,425
Viacom, Inc.	35	122,500	$35.00	1/19/2018	25,200
Wheaton Precious Metals Corp. - Canada	20	34,000	$17.00	1/19/2018	620
TOTAL PUT OPTIONS WRITTEN (Proceeds $46,295)					49,050

TOTAL OPTIONS WRITTEN (Proceeds $148,561)					$115,699

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Hedgerow Income and Opportunities Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of
August 31, 2017.

Hedgerow Income and Opportunities Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$4,484,212	$-	$4,484,212
Money Market Funds	916,717	-	916,717
Total Assets	$5,400,929	$-	$5,400,929

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$66,649	$-	$66,649
Put Options Written	49,050	-	49,050
Total Liabilities	$115,699	$-	$115,699

(1)
As of and during the nine month period ended August 31, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended August 31, 2017, no securities were fair valued.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of August 31, 2017, portfolio securities valued at $800,911 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the nine month period ended August 31, 2017, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	453	$110,812
Options written	987	171,044
Options covered	(246)	(57,036)
Options exercised	(197)	(38,691)
Options expired	(394)	(83,863)
Options outstanding end of period	603	$102,266

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	124	$78,981
Options written	205	102,260
Options covered	(124)	(108,302)
Options exercised	(20)	(7,256)
Options expired	(68)	(19,388)
Options outstanding end of period	117	$46,295

*	One option contract is equivalent to one hundred shares of common stock.

As of August 31, 2017, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Liabilities	Equity Contracts	Total
Call options written, at value	$66,649	$66,649
Put options written, at value	49,050	49,050
Total Liabilities	$115,699	$115,699

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Derivative Transactions (continued)

For the nine month period ended August 31, 2017, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Call options purchased	$(149)	$(149)
Call options written	54,348	54,348
Put options written	(17,859)	(17,859)
	$36,340	$36,340

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(433)	$(433)
Put options purchased	-	-
Call options written	36,631	36,631
Put options written	67,761	67,761
	$103,959	$103,959

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2017.

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$115,699	(1)	$-	$115,699	(1)	$115,699	(2)	$-	$-
Total	$115,699	(1)	$-	$115,699	(1)	$115,699	(2)	$-	$-

(1)	Written options at value as presented in the Fund’s Schedule of Written Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments August 31, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 5,317,098	$ 303,612	$ (219,781)	$ 83,831

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 30, 2017

By:	/s/ Justin Thompson
Name:	Justin thompson
Title:	Principal Financial Officer
Date:	October 30, 2017